Taxes on Income - Effective tax rate reconciliation (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective tax rate reconciliation, amount
U.S. federal statutory tax rate					$ 68
State & local income taxes, net of federal income tax					$ 31
Effective Income Tax Rate Reconciliation, State and Local Jurisdiction, Contribution Greater than 50 Percent, Tax Effect [Extensible Enumeration]					stpr:CA, stpr:NY, stpr:VA
Tax credits					$ (3)
Nontaxable or nondeductible items					1
Changes in unrecognized tax benefits					1
Total provision for taxes	$ 24	$ 29	$ 69	$ 79	$ 106	$ 76	$ 61
Tax Jurisdiction of Domicile [Extensible Enumeration]					UNITED STATES
Effective tax rate reconciliation, percent
U.S. federal statutory tax rate, percent	21.00%		21.00%		21.00%	21.00%	21.00%
State & local income taxes, net of federal income tax, percent					9.60%	6.00%	6.30%
Foregn taxes, percent						2.40%	2.70%
Other, percent						0.70%	0.90%
Effect of cross-border tax laws, percent					(0.10%)
Stock-based compensation, percent						(0.60%)	(0.20%)
Tax credits and incentives, percent					(0.90%)	(2.70%)	(3.40%)
Nontaxable or nondeductible items, percent					0.20%
Changes in unrecognized tax benefits, percent					0.20%
Effective income tax rate	36.40%	29.00%	31.50%	28.90%	32.50%	26.80%	27.30%
Canada
Effective tax rate reconciliation, amount
Foregn taxes					$ 4
Other					$ (2)
Effective tax rate reconciliation, percent
Foregn taxes, percent					1.10%
Other, percent					(0.60%)
United Kingdom
Effective tax rate reconciliation, amount
Changes in valuation allowance					$ 5
Other					$ (1)
Effective tax rate reconciliation, percent
Changes in valuation allowance, percent					1.50%
Other, percent					(0.20%)
Other foreign country
Effective tax rate reconciliation, amount
Other					$ 2
Effective tax rate reconciliation, percent
Other, percent					0.70%